Calvert
Small-Cap Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Aerospace & Defense — 3.5%
Hexcel Corp.	782,182	$ 46,031,411
Woodward, Inc.	448,690	43,347,941
		$ 89,379,352
Auto Components — 4.4%
Dana, Inc.	1,623,253	$ 24,559,818
Dorman Products, Inc.(1)	744,110	60,176,176
Visteon Corp.(1)	229,980	30,088,283
		$ 114,824,277
Automobiles — 0.7%
Harley-Davidson, Inc.	456,441	$18,987,946
		$18,987,946
Banks — 11.5%
Commerce Bancshares, Inc.	828,245	$56,378,637
Community Bank System, Inc.	786,273	49,495,885
CVB Financial Corp.	1,118,970	28,813,478
Glacier Bancorp, Inc.	528,922	26,139,325
Independent Bank Corp.	501,289	42,323,830
SouthState Corp.	687,485	52,496,355
Stock Yards Bancorp, Inc.	181,139	11,770,412
Wintrust Financial Corp.	351,340	29,695,257
		$297,113,179
Biotechnology — 1.2%
Neurocrine Biosciences, Inc.(1)	257,622	$30,770,372
		$30,770,372
Building Products — 6.6%
AAON, Inc.	808,747	$60,914,824
AZEK Co., Inc. (The)(1)	2,714,148	55,151,487
CSW Industrials, Inc.	334,908	38,825,885
Hayward Holdings, Inc.(1)(2)	1,665,415	15,654,901
		$170,547,097
Capital Markets — 2.1%
Cohen & Steers, Inc.	411,658	$26,576,641
Stifel Financial Corp.	478,209	27,913,059
		$54,489,700
Chemicals — 4.0%
Minerals Technologies, Inc.	965,544	$58,627,832
Security	Shares	Value
Chemicals (continued)
Quaker Chemical Corp.(2)	261,110	$ 43,579,259
		$ 102,207,091
Commercial Services & Supplies — 1.9%
Rentokil Initial PLC ADR	1,588,041	$ 48,927,543
		$ 48,927,543
Containers & Packaging — 1.4%
AptarGroup, Inc.	319,633	$ 35,153,237
		$ 35,153,237
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.(1)	503,596	$31,776,908
		$31,776,908
Electronic Equipment, Instruments & Components — 1.4%
National Instruments Corp.	1,005,260	$37,094,094
		$37,094,094
Equity Real Estate Investment Trusts (REITs) — 7.7%
CubeSmart	1,132,461	$45,581,555
EastGroup Properties, Inc.	273,260	40,458,876
Essential Properties Realty Trust, Inc.	2,709,586	63,593,983
Rexford Industrial Realty, Inc.	478,606	26,151,032
Terreno Realty Corp.	425,315	24,187,664
		$199,973,110
Food & Staples Retailing — 2.7%
Chefs' Warehouse, Inc. (The)(1)	402,724	$13,402,655
Performance Food Group Co.(1)	957,896	55,931,547
		$69,334,202
Food Products — 1.0%
J&J Snack Foods Corp.	181,409	$27,158,741
		$27,158,741
Gas Utilities — 2.1%
ONE Gas, Inc.	717,852	$54,355,753
		$54,355,753
Health Care Equipment & Supplies — 6.3%
Envista Holdings Corp.(1)	1,275,519	$42,946,725
ICU Medical, Inc.(1)	125,410	19,749,567
Inari Medical, Inc.(1)	281,991	17,923,348
Integra LifeSciences Holdings Corp.(1)	869,468	48,751,071

Calvert
Small-Cap Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Neogen Corp.(1)	2,146,040	$ 32,684,189
		$ 162,054,900
Health Care Providers & Services — 9.0%
Addus HomeCare Corp.(1)	602,190	$ 59,911,883
Agiliti, Inc.(1)(2)	2,444,721	39,873,399
Chemed Corp.	145,762	74,401,298
R1 RCM, Inc.(1)(2)	1,992,675	21,819,791
US Physical Therapy, Inc.	459,961	37,270,640
		$233,277,011
Hotels, Restaurants & Leisure — 3.2%
Papa John's International, Inc.	152,562	$12,557,378
Planet Fitness, Inc., Class A(1)	169,039	13,320,273
Texas Roadhouse, Inc.	133,372	12,130,183
Wyndham Hotels & Resorts, Inc.	621,611	44,327,081
		$82,334,915
Insurance — 8.5%
RLI Corp.	470,388	$61,747,833
Ryan Specialty Holdings, Inc.(1)	1,413,875	58,689,951
Selective Insurance Group, Inc.	577,059	51,133,198
White Mountains Insurance Group, Ltd.	33,271	47,056,173
		$218,627,155
Interactive Media & Services — 0.7%
CarGurus, Inc.(1)	1,253,106	$17,556,015
		$17,556,015
IT Services — 0.9%
Euronet Worldwide, Inc.(1)	234,943	$22,173,920
		$22,173,920
Leisure Products — 0.8%
Brunswick Corp.	280,700	$20,232,856
		$20,232,856
Machinery — 2.1%
Chart Industries, Inc.(1)(2)	130,972	$15,091,904
Middleby Corp. (The)(1)	300,827	40,280,735
		$55,372,639
Professional Services — 3.1%
CBIZ, Inc.(1)	1,698,004	$79,551,487
		$79,551,487
Security	Shares	Value
Road & Rail — 2.0%
Landstar System, Inc.	318,388	$ 51,865,405
		$ 51,865,405
Software — 6.7%
Altair Engineering, Inc., Class A(1)(2)	1,012,627	$ 46,044,150
Clearwater Analytics Holdings, Inc., Class A(1)(2)	1,513,160	28,371,750
Envestnet, Inc.(1)	829,219	51,162,812
SPS Commerce, Inc.(1)	367,648	47,217,033
		$ 172,795,745
Specialty Retail — 0.4%
Five Below, Inc.(1)	59,410	$10,507,847
		$10,507,847
Trading Companies & Distributors — 2.4%
Core & Main, Inc., Class A(1)	2,014,545	$38,900,864
Herc Holdings, Inc.	170,562	22,440,842
		$61,341,706
Total Common Stocks (identified cost $2,421,798,562)		$2,569,784,203

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(3)(4)	$2,520	$ 2,383,265
Total High Social Impact Investments (identified cost $2,520,000)		$ 2,383,265

Calvert
Small-Cap Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.7%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(5)	11,503,696	$ 11,503,696
Total Affiliated Fund (identified cost $11,503,696)		$ 11,503,696
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(6)	5,555,084	$ 5,555,084
Total Securities Lending Collateral (identified cost $5,555,084)		$ 5,555,084
Total Short-Term Investments (identified cost $17,058,780)		$ 17,058,780
Total Investments — 100.3% (identified cost $2,441,377,342)		$2,589,226,248
Other Assets, Less Liabilities — (0.3)%		$ (7,375,043)
Net Assets — 100.0%		$2,581,851,205

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $69,973,302 and the total market value of the collateral received by the Fund was $71,726,089, comprised of cash of $5,555,084 and U.S. government and/or agencies securities of $66,171,005.
(3)	May be deemed to be an affiliated company.
(4)	Restricted security. Total market value of restricted securities amounts to $2,383,265, which represents 0.1% of the net assets of the Fund as of December 31, 2022.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(6)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:
ADR	– American Depositary Receipt

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$2,520,000
The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $13,886,961, which represents 0.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$2,340,475	$ —	$ —	$ —	$42,790	$ 2,383,265	$ 9,450	$ 2,520,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	1,117,065	201,609,705	(191,223,074)	—	—	11,503,696	333,253	11,503,696
Total				$ —	$42,790	$13,886,961	$342,703

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Small-Cap Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,569,784,203(1)	$ —	$ —	$2,569,784,203
High Social Impact Investments	—	2,383,265	—	2,383,265
Short-Term Investments:
Affiliated Fund	11,503,696	—	—	11,503,696
Securities Lending Collateral	5,555,084	—	—	5,555,084
Total Investments	$2,586,842,983	$2,383,265	$ —	$2,589,226,248

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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